LONG TERM DEBT (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Capital Lease Obligations	14	27
Interest Rate Of Mortgage Notes	12
Local On Lending [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	15.00%